Schedule H, Line 4(i) - Schedule Of Assets (Held At End Of Year)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN 62-1806755, Plan 001
DECEMBER 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost		(e) Current Value
	Federated Hermes	US Treasury Cash Reserves IS	*	*	$233,890
	DFA	US Targeted Value I	*	*	1,135,550
	Lord Abbett	Short Duration Income R6	*	*	8,282,349
	The American Funds Group	American Balanced R6	*	*	36,068,787
	Capital Group	EuroPacific Growth SA	*	*	23,231,340
	Fidelity	Advisor Equity Growth Z	*	*	77,159,595
	Vanguard Investment	Institutional Index Fund	*	*	88,071,994
	Vanguard Investment	Mid Cap Index Adm	*	*	9,857,670
	Vanguard Investment	Small Cap Index Instl	*	*	15,825,691
	Vanguard Investment	Explorer Adm	*	*	5,744,216
	JP Morgan	Mid Cap Growth R6	*	*	27,303,825
	MFS	Mid Cap Value R6	*	*	979,715
	BlackRock	Lifepath Index Retirement K	*	*	17,799,210
	BlackRock	Lifepath Index 2030 K	*	*	46,029,574
	BlackRock	Lifepath Index 2040 K	*	*	38,240,445
	BlackRock	Lifepath Index 2050 K	*	*	31,042,861
	BlackRock	Lifepath Index 2060 K	*	*	14,692,110
	Putnam	US Large Cap Value (IS Platform)	*	*	6,554,704
	Federated Hermes	Total Return Bond Fund R6	*	*	6,777,422
	Morley Financial	Stable Value Class 25-I	*	*	14,402,226
*	CoreCivic, Inc.	CoreCivic, Inc. Common Stock	*	*	19,837,600
*	Various plan participants	Notes receivable from participants (interest rate ranged between 4.25% and 9.50% with varying maturity dates through 2030)	-0-		17,794,804

		Total			$507,065,578

*	Indicates party-in-interest.
**	Cost information is not required for participant-directed investments.